Victory Funds

Supplement dated July 14, 2017
to the Statement of Additional Information
dated March 1, 2017 (“SAI”)

Officers of the Trust

The following officers of the Trust hereby replace the Treasurer and Chief Compliance Officer named in the table under “Officers of the Trust” on page 60 of the SAI.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016).
Colin Kinney, 43	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.

Remuneration of Chief Compliance Officer

Effective July 1, 2017, Colin Kinney serves as the Trust’s Chief Compliance Officer (“CCO”).  The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.  The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

Committees of the Board

Effective May 24, 2017, the Trust has established a Compliance Committee.  The members of the Compliance Committee are Mr. Adcock (Chair), Ms. Beard and Mr. Meyer.  The Compliance Committee oversees matters related the Funds’ compliance with applicable laws, rules and regulations.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated July 14, 2017
to the Statement of Additional Information
dated November 1, 2016 with respect to all Funds except Victory Trivalent International Fund—Core Equity and dated April 5, 2017 for Victory Trivalent International Fund—Core Equity (“SAI”)

Officers of the Trust

The following officers of the Trust hereby replace the Treasurer and Chief Compliance Officer named in the table under “Officers of the Trust” on page 56 of the SAI.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016).
Colin Kinney, 43	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.

Remuneration of Chief Compliance Officer

Effective July 1, 2017, Colin Kinney serves as the Trust’s Chief Compliance Officer (“CCO”).  The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.  The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

Committees of the Board

Effective May 24, 2017, the Trust has established a Compliance Committee.  The members of the Compliance Committee are Mr. Adcock (Chair), Ms. Beard and Mr. Meyer.  The Compliance Committee oversees matters related the Funds’ compliance with applicable laws, rules and regulations.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated July 14, 2017
to the Statement of Additional Information
dated May 1, 2017, as revised July 11, 2017 (“SAI”)

Officers of the Trust

The following officers of the Trust hereby replace the Treasurer and Chief Compliance Officer named in the table under “Officers of the Trust” on page 45 of the SAI.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (2016-present); Vice President, Mutual Fund Administration, JP Morgan Chase Bank (2011-2016).
Colin Kinney, 43	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.

Remuneration of Chief Compliance Officer

Effective July 1, 2017, Colin Kinney serves as the Trust’s Chief Compliance Officer (“CCO”).  The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.  The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

Committees of the Board

Effective May 24, 2017, the Trust has established a Compliance Committee.  The members of the Compliance Committee are Mr. Adcock (Chair), Ms. Beard and Mr. Meyer.  The Compliance Committee oversees matters related the Funds’ compliance with applicable laws, rules and regulations.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.